3. PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Land	$ 1,690,000	$ 1,690,000	$ 0
Buildings & Building Improvements	692,156	692,156	0
Furniture & office equipment	288,726	258,702	240,102
Containers	4,524,382	4,453,386	2,847,205
Trucks, Machinery, & Equipment	12,209,606	9,948,686	5,523,773
Total cost	19,404,870	17,042,930	8,611,080
Less accumulated depreciation	(3,364,035)	(2,609,190)	(956,315)
Net property and Equipment	$ 16,040,835	$ 14,433,740	$ 7,654,765